PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Buildings [Member] CNY	Dec. 31, 2013 Buildings [Member] CNY	Dec. 31, 2014 Leasehold improvements [Member] CNY	Dec. 31, 2013 Leasehold improvements [Member] CNY	Dec. 31, 2014 Store fixture and equipment [Member] CNY	Dec. 31, 2013 Store fixture and equipment [Member] CNY	Dec. 31, 2014 Software [Member] CNY	Dec. 31, 2013 Software [Member] CNY	Dec. 31, 2014 Motor vehicles [Member] CNY	Dec. 31, 2013 Motor vehicles [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment, gross		415,464	399,898	18,087	18,087	187,317	184,419	157,446	146,106	37,445	36,714	15,169	14,572
Less: Accumulated depreciation and amortization		(277,714)	(276,715)
Property and equipment, net	$ 22,201	137,750	123,183